Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2018
Registrant Name	dei_EntityRegistrantName	DOMINI INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000851680
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 06, 2018
Document Effective Date	dei_DocumentEffectiveDate	Sep. 06, 2018
Prospectus Date	rr_ProspectusDate	Jun. 15, 2018